Cover	Aug. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2024
Entity File Number	001-13387
Entity Registrant Name	MEGA MATRIX CORP.
Entity Central Index Key	0001036848
Entity Tax Identification Number	94-3263974
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 El Camino Real
Entity Address, Address Line Two	Bldg. 4
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	340-1888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MPU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false